RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Notional amount | CAD	CAD 25,400		CAD 26,600
Fair value | CAD	CAD 28,900		CAD 29,400
US$ denominated
Derivative [Line Items]
Notional amount | $		$ 20,200		$ 19,800
Fair value | $		$ 23,100		$ 21,900